Warrants Liability (Details) - USD ($)						6 Months Ended	12 Months Ended
	Oct. 15, 2025	Oct. 06, 2025	Feb. 07, 2025	Jun. 17, 2024	Feb. 27, 2024	Dec. 31, 2025	Jun. 30, 2025	Mar. 01, 2025
Warrants Liability [Line Items]
Number of warrants issued		600,000
Exercised warrants raising funds (in Dollars)						$ 64,722,855
Share value (in Dollars)						$ 40,000,000
Warrants [Member]
Warrants Liability [Line Items]
Number of warrants issued			4,910,000
Exercise price (in Dollars per share)			$ 7
Number of warrants exercised						3,315,000
Exercised warrants raising funds (in Dollars)						$ 23,205,000
Amortization term of warrant exercised.						6 years
No of shares, Opening balance						3,315,000
PIPE Warrants [Member]
Warrants Liability [Line Items]
Number of warrants issued		10,000,000
Listed Warrants [Member]
Warrants Liability [Line Items]
Exercise price (in Dollars per share)							$ 11.5
Polar Multi-Strategy Master Fund [Member]
Warrants Liability [Line Items]
Exercise price (in Dollars per share)		$ 7
Empery Asset Management LP [Member]
Warrants Liability [Line Items]
Number of warrants issued				1,000,000
Exercise price (in Dollars per share)					$ 5
Empery Asset Management LP [Member] | Warrants [Member]
Warrants Liability [Line Items]
Number of warrants exercised	1,000,000
Empery Asset Management LP [Member] | Unlisted Warrants [Member]
Warrants Liability [Line Items]
Exercise price (in Dollars per share)				$ 11.45
Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability [Line Items]
Number of warrants issued					1,814,797
Gem Global Yield LLC SCS (GEM) [Member] | Warrants [Member]
Warrants Liability [Line Items]
Exercise price (in Dollars per share)					$ 10.71
Share value (in Dollars)								$ 27,200,000
CRML [Member]
Warrants Liability [Line Items]
No of shares, Opening balance						10,880,303
CRML [Member] | Warrants [Member]
Warrants Liability [Line Items]
Share value (in Dollars)								$ 27,200,000
CMRL [Member] | Warrants [Member]
Warrants Liability [Line Items]
No of shares, Opening balance	835,474